Financial Risk Management	12 Months Ended
Dec. 31, 2024
Financial risk management [Abstract]
Financial Risk Management	25. Financial Risk Management
The financial risks are managed centrally. The Company coordinates the access to national and international financial markets and considers and manages continuously the financial risks concerning the Company’s activities. These relate to credit risk, liquidity risk, interest rate risk and currency risk. The Company does not buy or trade financial instruments for speculative purposes.
Categories of financial assets and liabilities:

	Measurement category	Carrying amount on December 31
(in thousands of $)		2024	2023	2022
Financial assets - non-current	FVTPL	$25,549	$21,715	$21,715
Financial assets - non-current	FVTOCI	14,880	15,528	17,443
Research and development incentive receivables - non-current	Amortized cost	94,854	76,706	47,488
Restricted cash - non-current	Amortized cost	1,964	2,419	1,736
Trade and other receivables	Amortized cost	904,471	496,687	275,697
Financial assets - current	FVTPL	—	—	46,162
Financial assets - current	Amortized cost	1,878,890	1,131,000	1,345,646
Research and development incentive receivables - current	Amortized cost	4,625	2,584	1,578
Cash and bank balances	Amortized cost	5,527	20,744	77,477
Cash equivalents	FVTPL	1,394,409	1,678,100	669,147
Cash equivalents	Amortized cost	100,000	350,000	54,116
Trade and other payables	Amortized cost	649,993	414,013	295,679
The carrying amounts of trade and other payables and trade and other receivables are considered to be the same as their fair values, due to their short-term nature.
Financial assets held at fair value through profit or loss or OCI
Financial assets held at fair value through profit or loss or OCI consisted of equity instruments of listed and non-listed companies and money market funds.
The Company has no restrictions on the sale of these equity instruments and the assets are not pledged under any of its liabilities. These instruments are classified as financial assets held at fair value through profit or loss or OCI which qualify for:
•Level 1 fair value measurement with respect to current financial assets and cash equivalents based upon the closing price (net asset value) of such securities at each reporting date.
•Level 3 fair value measurement with respect to non-current financial assets.
The market price of these financial instruments might face fluctuations and might be affected by a variety of factors, such as the global economic situation. Current financial assets and cash equivalents include collective investment funds denominated in € and $ of which the underlying investments include bonds and other international debt securities. Based on the weighted average maturity of the underlying instruments, amongst others, these investments are either classified as current financial assets or cash equivalents.
The maximum exposure to credit risk is the carrying amount at reporting date.
The Company carried the following assets at fair value on December 31, 2024, 2023 and 2022 respectively:

	As of December 31, 2024
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$14,880	$–	$25,549
Cash and cash equivalents	1,394,409	–	–
Assets carried at fair value	$1,409,289	$–	$25,549

	As of December 31, 2023
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$15,528	$–	$21,715
Cash and cash equivalents	1,678,100	–	–
Assets carried at fair value	$1,693,628	$–	$21,715

	As of December 31, 2022
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$17,443	$–	$21,715
Current financial assets	46,162	–	–
Cash and cash equivalents	669,147	–	–
Assets carried at fair value	$732,752	$–	$21,715
During the disclosed calendar year, no transfers occurred between the applicable categories.
Non-current financial assets – Level 3
In March 2019, the Company entered into a license agreement with AgomAb Therapeutics NV for the use of HGF-
mimetic SIMPLE Antibodies™, developed under the Company’s Immunology Innovative Program. In exchange for granting this license, the Company received a profit share in AgomAb Therapeutics NV. The changes in the value of this investment are detailed in ‘‘Non-current financial assets – Level 1
In January 2021, as part of the license agreement for the development and commercialization for efgartigimod in Greater
China, the Company obtained, amongst others, 568,182 newly issued Zai Lab shares calculated at a price of $132 per share. The fair value of the equity instrument at period-end is determined by reference to the closing price of such securities at each reporting date (classified as level 1 in the fair value hierarchy), resulting in a change in fair value. The
Company made the irrevocable election to recognize subsequent changes in fair value through OCI.
Capital risk
The Company manages its capital to ensure that it will be able to continue as a going concern. The capital structure of the Company consists of equity attributed to the holders of equity instruments of the Company, such as capital, reserves and accumulated losses as mentioned in the consolidated statements of changes in equity. The Company makes the necessary adjustments in light of changes in the economic circumstances, risks associated to the different assets and the projected cash needs of the current and projected research activities. On December 31, 2024, cash and cash equivalents amounted to $1.5 billion current financial assets amounted to $1.9 billion and total capital amounted to $5.5 billion. The current cash situation and the anticipated cash generation and usage are the most important parameters in assessing the capital structure. The Company’s objective is to maintain the capital structure at a level to be able to finance its activities for at least twelve months. Cash income from operations is taken into account and, if needed and possible, the Company can issue new shares or enter into financing agreements.
Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the
Company. The Company has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral, where appropriate, as a means of mitigating the risk of financial loss from defaults. Concentrations in credit risk are determined based on an analysis of counterparties and their importance on the overall outstanding contractual obligations at year-end.
The Company's commercial revenue are concentrated as discussed in “Note 17 — Segment Reporting”, on a limited number of U.S. customers with high quality creditworthiness. The Company sets customer specific credit limits in order to reduce credit risk from commercial payers.
The Company applied the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all receivables. To measure the expected credit losses, receivables have been grouped based on credit risk characteristics and the days past due. The provision for expected credit losses was not significant given that there have been no credit losses over the last three years and the high quality nature of the Company’s customers.
Cash and cash equivalents and current financial assets are invested with several highly reputable banks and financial institutions. The main purpose of the Cash Investment Policy is to preserve the available cash and to ensure sufficient short-term liquidity at all times. Therefore, the Company holds its cash and cash equivalents, in addition to current financial assets mainly with banks which are independently rated A- or higher. Amounts of cash held with banks rated lower than A- are limited to insignificant balances. The maximum amount and tenor of time deposits depends on the rating of the counterparty bank. The Company also holds cash equivalents in the form of money market funds with a low historical volatility. These money market funds are highly liquid investments and can be readily convertible into a known amount of cash. The company has adopted a policy whereby money market funds must have a minimum rating of
A, and whereby 95% of its money market funds should have a AAA-rating.
Liquidity risk
The Company manages liquidity risk by maintaining adequate reserves, by continuously monitoring forecast and actual cash flows, and by matching the maturity profile of financial assets and liabilities.
The Company’s main sources of cash are the sale of commercial product and exercise of stock options. This cash is invested in savings accounts, term accounts and money market funds. These money market funds represent the majority of the Company’s available sources of liquidity. Since all of these are immediately tradable and convertible in cash they have an important mitigating effect on any short-term liquidity risk.
As of December 31, 2024, the Company had lines of credit totaling $16 million with the banks which were not used as of year end.
Interest rate risk
The only variable interest-bearing financial instruments are cash and cash equivalents and current financial assets.
Changes in interest rates may cause variations in interest income resulting from short-term interest-bearing assets. Lower short-term interests may have a negative impact on the interest income of the Company.
For the year ended December 31, 2024, if applicable interest rates would increase/decrease by 25 basis points, this would have a positive/negative impact of $8 million (compared to $8 million for the year ended December 31, 2023 and $6 million for the year ended December 31, 2022).
Foreign exchange risk
The Company undertakes transactions denominated in foreign currencies, causing exposures to exchange rate fluctuations. The Company is mainly exposed to the Euro, Japanese yen, British pound and Swiss franc. To limit this risk, the Company attempts to align incoming and outgoing cash flows in currencies other than USD.
The net exposure to exchange differences of the monetary assets (being from cash and cash equivalents, in addition to current financial assets) of the Company at the end of the reporting period are as follows:

	As of December 31,
(in thousands of $)	2024	2023	2022
EUR	756,676	923,773	613,866
JPY	1,640	8,232	5,613
GBP	11	7	59,026
CHF	18	193	3,832
CAD	3	266	657
Other currencies	7	10	13
On December 31, 2024, if the EUR would have strengthened/weakened versus the USD by 10%, this would have had a negative/positive impact of $76 million, compared to $92 million and $61 million on December 31, 2023 and
December 31, 2022, respectively. On December 31, 2024, if other currencies would have strengthen/weakened against the USD by